Tax Matters - Reconciliation of Profit Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase/(decrease) in tax expense arising from temporary differences	€ 599	€ 11	€ 43
Tax effect of other permanent differences	(165)	(442)	793
Corporate income tax	348	(899)	641
Telecommunications Law, Law 14.195
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of other permanent differences			651
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase/(decrease) in tax expense arising from temporary differences	410
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase/(decrease) in tax expense arising from temporary differences	535
Reconciliation Share Of Loss Of VMO2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of other permanent differences		477
Telefónica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets for tax credits	236	173	112
Unrecorded tax loss carryforwards	174	368	326
Reversal of deferred tax assets for tax loss carryforwards			85
Telefónica Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized		115	76
Telefónica Germany | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets		334
Group 3G UMTS Holding GmbH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized	€ 106	€ 73	76
Group 3G UMTS Holding GmbH Holding Company | Tax Expense (Income)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused provision reversed, other provisions			186
Group 3G UMTS Holding GmbH Holding Company | Finance Income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused provision reversed, other provisions			69
Telefónica Peru | Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate income tax			€ 241